DEBT - Schedule of Borrowings (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	€ 2,724,745
Proceeds from borrowings	557,818
Repayments of borrowings	(745,136)
Interest accrued/(paid) and other	17,151
Translation differences	75,433
Total debt, ending balance	2,630,011
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	1,835,022
Proceeds from borrowings	149,495
Repayments of borrowings	(500,000)
Interest accrued/(paid) and other	2,593
Translation differences	0
Total debt, ending balance	1,487,110
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	761,164
Proceeds from borrowings	248,714
Repayments of borrowings	(177,270)
Interest accrued/(paid) and other	49
Translation differences	67,556
Total debt, ending balance	900,213
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	62,290
Proceeds from borrowings	0
Repayments of borrowings	(21,605)
Interest accrued/(paid) and other	14,421
Translation differences	1,104
Total debt, ending balance	56,210
Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	28,553
Proceeds from borrowings	142,344
Repayments of borrowings	(20,959)
Interest accrued/(paid) and other	88
Translation differences	4,393
Total debt, ending balance	154,419
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	37,716
Proceeds from borrowings	17,265
Repayments of borrowings	(25,302)
Interest accrued/(paid) and other	0
Translation differences	2,380
Total debt, ending balance	€ 32,059